ACCOUNTS RECEIVABLE AND FINANCING RECEIVABLES, NET (Summarizes Past-Due Status of Principle of Financing Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Past Due [Line Items]
Total Past Due	$ 8,666	$ 15,126
Current	33,245	51,732
Total	41,911	66,858
1 - 30 Days Past Due
Financing Receivable, Past Due [Line Items]
Total Past Due	7,038	10,606
31 - 60 Days Past Due
Financing Receivable, Past Due [Line Items]
Total Past Due	577	1,635
61 - 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Total Past Due	550	1,176
Greater than 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Total Past Due	501	1,709
2018
Financing Receivable, Past Due [Line Items]
Total Past Due	0	0
Current	1,081	1,744
Total	1,081	1,744
2018 | 1 - 30 Days Past Due
Financing Receivable, Past Due [Line Items]
Total Past Due	0	0
2018 | 31 - 60 Days Past Due
Financing Receivable, Past Due [Line Items]
Total Past Due	0	0
2018 | 61 - 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Total Past Due	0	0
2018 | Greater than 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Total Past Due	0	0
2019
Financing Receivable, Past Due [Line Items]
Total Past Due	4	15,126
Current	182	49,988
Total	186	65,114
2019 | 1 - 30 Days Past Due
Financing Receivable, Past Due [Line Items]
Total Past Due	1	10,606
2019 | 31 - 60 Days Past Due
Financing Receivable, Past Due [Line Items]
Total Past Due	1	1,635
2019 | 61 - 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Total Past Due	2	1,176
2019 | Greater than 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Total Past Due	0	$ 1,709
2020
Financing Receivable, Past Due [Line Items]
Total Past Due	8,662
Current	31,982
Total	40,644
2020 | 1 - 30 Days Past Due
Financing Receivable, Past Due [Line Items]
Total Past Due	7,037
2020 | 31 - 60 Days Past Due
Financing Receivable, Past Due [Line Items]
Total Past Due	576
2020 | 61 - 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Total Past Due	548
2020 | Greater than 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Total Past Due	$ 501